Related Parties	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Related Parties
6. Related Parties
a) The following is an analysis of the balances with related parties as of December 31, 2018 and 2019. All of the companies were considered affiliates of América Móvil since the Company’s principal shareholders are either direct or indirect shareholders in the related parties.

	2018		2019
Accounts receivable:
Sears Roebuck de México, S.A. de C.V. and Subsidiaries.	Ps.	284,917	Ps.	228,523
Sanborns Hermanos, S.A.		336,134		229,964
Patrimonial Inbursa, S.A.		261,754		386,194
Carso Infraestructura y Construcción, S.A. de C.V. and Subsidiaries		179,852		41,204
Grupo Condumex, S.A. de C.V. and Subsidiaries		35,007		12,018
Hiubard y Bourlon, S.A. de C.V.		5,983		172,952
Claroshop.com, S.A.P.I. de C.V.		29,219		91,874
Other		130,739		110,411

Total	Ps.	1,263,605	Ps.	1,273,140

	2018		2019
Accounts payable:
Carso Infraestructura y Construcción, S.A. de C.V. and Subsidiaries	Ps.	1,403,414	Ps.	1,656,123
Grupo Condumex, S.A. de C.V. and Subsidiaries		784,678		905,776
Grupo Financiero Inbursa, S.A.B. de C.V.		235,745		246,804
Fianzas Guardiana Inbursa, S.A. de C.V.		227,014		241,305
PC Industrial, S.A. de C.V. and Subsidiaries		83,502		68,189
Enesa, S.A. de C.V. and Subsidiaries		22,630		25,076
Other		217,230		317,146

Total	Ps.	2,974,213	Ps.	3,460,419

For the years ended December 31, 2017, 2018 and 2019, the Company has not recorded any impairment of receivables in connection with amounts owed by related parties.

b) For the years ended December 31, 2017, 2018 and 2019, the Company conducted the following transactions with related parties:

	2017		2018		2019
Investments and expenses:
Construction services, purchases of materials, inventories and property, plant and equipment (i)	Ps.	11,030,944	Ps.	7,211,960	Ps.	8,573,894
Insurance premiums, fees paid for administrative and operating services, brokerage services and others (ii)		4,135,578		4,134,380		4,590,620
Rent of towers (iii)		5,326,366		6,168,592		—
Other services		2,802,667		1,864,017		1,277,404

	Ps.	23,295,555	Ps.	19,378,949	Ps.	14,441,918

Revenues:
Service revenues	Ps.	416,047	Ps.	679,220	Ps.	538,110
Sales of equipment		2,313,840		1,296,204		944,697

	Ps.	2,729,887	Ps.	1,975,424	Ps.	1,482,807

i)
In 2019, this amount includes Ps.6,809,244 (Ps. 5,622,791 in 2018 and Ps. 9,829,991 in 2017) for network construction services and construction materials purchased from subsidiaries of Grupo Carso, S.A.B. de C.V. (Grupo Carso).

ii)
In 2019, this amount includes Ps. 956,132 (Ps. 778,191 in 2018 and Ps. 789,253 in 2017) for network maintenance services performed by Grupo Carso subsidiaries; Ps. 16,161 in 2019 (Ps. 13,784 in 2018, and Ps. 15,695 in 2017) for software services provided by an associate; Ps. 2,623,795 in 2019 (Ps. 2,541,703 in 2018 and Ps. 3,330,038 in 2017) for insurance premiums with Seguros Inbursa S.A. and Fianzas Guardiana Inbursa, S.A., which, in turn, places most of such insurance with reinsurers.

iii)	Due to the implementation of IFRS 16 amounts related to payments for tower leases are no longer considered rental expenses.
c) The aggregate compensation paid to the Company’s, directors (including compensation paid to members of the Audit and Corporate Practices Committee), and senior management in 2019 was approximately Ps. 5,200 and Ps. 75,000, respectively. None of the Company’s directors is a party to any contract with the Company or any of its subsidiaries that provides for benefits upon termination of employment. The Company does not provide pension, retirement or similar benefits to its directors in their capacity as directors. The Company’s executive officers are eligible for retirement and severance benefits required by Mexican law on the same terms as all other employees.
d) Österreichische Bundes- und Industriebeteiligungen GmbH (ÖBIB) is considered a related party due to it is a significant non-controlling
shareholder in Telekom Austria. Through Telekom Austria, América Móvil is related to the Republic of Austria and its subsidiaries, which are mainly ÖBB Group, ASFINAG Group and Post Group as well as Rundfunk und Telekom Reguliegungs-GmbH, all of which these are related parties. In 2017, 2018 and 2019, none of the individual transactions associated with government agencies or government-owned entities of Austria were considered significant to América Móvil.